Related party balances and transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related party balances and transactions
Related party balances and transactions
20.	Related party balances and transactions
(a)	Related Parties
Names of the major related parties	Nature of relationship
Zhejiang Geely Holding Group (“Geely Group”) and its subsidiaries	Entity controlled by the controlling shareholder of the Company
Proton Holdings Berhad and its subsidiaries	Entity that the controlling shareholder of the Company has significant influence
Anhui Xinzhi Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Huanfu Technology Co., Ltd., (“Zhejiang Huanfu”, formerly known as Zhejiang Yikatong Technology Co., Ltd.,”Zhejiang Yikatong”)	Entity controlled by the controlling shareholder of the Company
Xi’an Liansheng Intelligent Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hubei Xingji Meizu Group Co., Ltd. (formerly known as Hubei Yuanshidai Technology Co., Ltd.)	Entity controlled by the controlling shareholder of the Company
Hubei Xingji Meizu Technology Co., Ltd (formerly known as Hubei Xingji Times Technology Co., Ltd.)	Entity controlled by the controlling shareholder of the Company
Hubei ECARX Technology Co., Ltd (“Hubei ECARX”)	Entity controlled by the controlling shareholder of the Company
Arteus Group Limited (“Arteus”)	Entity controlled by the controlling shareholder of the Company
DreamSmart Technology Pte. Ltd. (“DreamSmart”)	Entity controlled by the controlling shareholder of the Company
Apollo Intelligent Connectivity (Beijing) Technology Co., Ltd.	Entity that one board of director of the Company has significant influence
SiEngine Technology Co., Ltd. (“SiEngine”)	Entity which is under significant influence of the Company
Suzhou Tongjie Automotive Electronics Co., Ltd.	Entity which is under significant influence of the controlling shareholder of the Company
Hubei Dongjun Automotive Electronic Technology Co., Ltd. and its subsidiary	Entity which is under significant influence of the Company
Suzhou Photon-Matrix Optoelectronics Technology Co., Ltd	Entity which is under significant influence of the Company
HaleyTek AB	Entity which is under significant influence of the Company

(b)	Significant transactions with related parties:

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Revenues (i):
Sales of goods revenues	613,655	1,018,256
Automotive computing platform	603,112	1,013,860
SoC Core Modules	22	140
Automotive merchandise and other products	10,521	4,256
Software licence revenues	15,481	164,995
Service revenues	376,720	237,263
Automotive computing platform – Design and development service	241,090	119,291
Connectivity service	107,752	99,254
Other services	27,878	18,718
Total	1,005,856	1,420,514

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Purchase of products and services (ii)	261,495	197,760
Rental of office space, and administrative services (ii)	3,421	2,400
Other income (viii)	—	7,055
Interest income on loans due from related parties (iv)	2,759	6,771
Interest expense on borrowings and the Note due to related parties (iii)	1,622	6,116
Loans to related parties (iv)	8,060	12,000
Repayment received of loans to related parties (iv)	25,000	8,500
Financial support to Anhui Xinzhi (vii)	28,500	—
Repayment of borrowings from related parties (iii)	200,000	—
Borrowings from related parties (iii)	700,000	300,000
Transfer of property and equipment to Zhejiang Huanfu (v)	1,604	—

(c)	Balances with related parties:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Accounts receivable - related parties, net (i)	835,320	804,267
Amounts due from related parties (ii)(iv)(viii)	911,729	140,225
Other non-current assets - related parties (vi)	213,695	218,899
Accounts payable - related parties (ii)	241,773	101,098
Amounts due to related parties (iii)(ix)	42,843	341,202

Note:

(i)	The Group sold automotive computing platform products and provided related technology development services, merchandise and other products, connectivity service, software licenses and other consulting services to a number of related parties. Accounts receivable, net, due from related parties arising from sales of products and provision of services were RMB835,320 and RMB804,267 as of December 31, 2022 and June 30, 2023, respectively.
(ii)	The Group purchased raw materials, technology development services and other consulting services from a number of related parties, of which RMB47,209 and RMB24,014 of purchase of raw materials were recorded as inventories as of June 30, 2022 and 2023, respectively. RMB186,997 and RMB168,405 were recorded in cost of revenues for the six months ended June 30, 2022 and 2023, respectively, RMB27,289 and RMB5,341 were recorded in operating expenses for the six months ended June 30, 2022 and 2023, respectively.

Accounts payable to related parties includes payables arising from purchase of raw materials and services of RMB241,773 and RMB101,098, amount due from related parties includes prepayments arising from purchase of raw materials and services of RMB29,595 and RMB13,548 as of December 31, 2022 and June 30, 2023, respectively.

The Group has rented office space from related parties, pursuant to which, the Group recorded rental expenses of RMB3,421 and RMB2,400 in operating expenses during the six months ended June 30, 2022 and 2023, respectively.

(iii)	In January 2023, ECARX (Hubei) Tech entered into an unsecured loan agreement with Geely Group in an amount of RMB300,000 with an interest rate of 4.1% per annum, which was repayable on June 30, 2024.

Interest expenses on borrowings from related parties were RMB1,622 and RMB6,116 for the six months ended June 30, 2022 and 2023, respectively. The borrowings and the interest payable on borrowings from related parties was included in the amounts due to related parties and was RMB13,800 and RMB319,916 as of December 31, 2022 and June 30, 2023, respectively.

(iv)	For the six months ended June 30, 2023, the Group provided loans of RMB12,000 to related parties, and received repayment of RMB8,500 from related parties. Interest incomes on loans due from related parties were RMB2,759 and RMB6,771, respectively, for the six months ended June 30, 2022 and 2023. As of December 31, 2022 and June 30, 2023, loans and interest receivables due from related parties was RMB63,091 and RMB68,158, respectively.

As of December 31, 2022, the Group recorded amounts due from Volvo Cars for its disposal of Zenseact, an equity security. The consideration of the disposal was US$115,000 (equivalent to RMB792,063) and the amount was settled in January 2023; and the amounts due from Arteus were GBP3,082 (equivalent to RMB25,866) as of December 31, 2022 and the amounts due from DreamSmart were GBP6,400 (equivalent to RMB58,519) as of June 30, 2023 (see below Note (viii)).

(v)	In February 2022, Hubei ECARX disposed certain property and equipment to Zhejiang Huanfu at RMB1,697 and recorded a gain of RMB93 as a result of the disposal.
(vi)	As of December 31, 2022 and June 30, 2023, the balance of other non-current assets due from related parties included the amounts due from its former VIE, Hubei ECARX in the amount of RMB213,695 and RMB218,899, respectively, which represented the net present value of an interest free loan provided by the Group to Hubei ECARX with the principal of RMB252,287 and an effective annual interest rate of 5.0%.
(vii)	In February and March 2022, the Group provided cash in the amount of RMB28,500 to Anhui Xinzhi as financial support. The investment was derecognized as part of the Restructuring.
(viii)	Other income from related parties represents the amounts due from Arteus for recharges of expenses including those in relation to management service, sharing of office space, consultancy and other expenses paid by the Group on behalf of Arteus. The amounts outstanding as of December 31, 2022 were fully settled in March 2023. In June 2023, ECARX signed an assignment of rights agreement with Arteus and DreamSmart. The amounts due from Arteus were assigned to DreamSmart, all of which shall be repayable on or before September 29, 2023.
(ix)	As a result of the purchase of technical services and logistics services from related parties, the Group recorded balances due to related parties of RMB29,043 and RMB21,286 as of December 31, 2022 and June 30, 2023, respectively.

28.	Related party balances and transactions
(a)	Related Parties

Names of the major related parties	Nature of relationship
Zhejiang Geely Holding Group (“Geely Group”) and its subsidiaries	Entity controlled by the controlling shareholder of the Company
Proton Holdings Berhad and its subsidiaries	Entity that the controlling shareholder of the Company has significant influence
Anhui Xinzhi Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Huanfu Technology Co., Ltd., (“Zhejiang Huanfu”, formerly known as Zhejiang Yikatong Technology Co., Ltd.,”Zhejiang Yikatong”)	Entity controlled by the controlling shareholder of the Company
Xi’an Liansheng Intelligent Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hubei Yuanshidai Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hubei Xingji Times Technology Co., Ltd	Entity controlled by the controlling shareholder of the Company
Hubei ECARX Technology Co., Ltd	Entity controlled by the controlling shareholder of the Company
Arteus Group Limited	Entity controlled by the controlling shareholder of the Company
Apollo Intelligent Connectivity (Beijing)Technology Co., Ltd.	Entity that one board of director of the Company has significant influence
SiEngine Technology Co., Ltd.	Entity which is under significant influence of the Company
Suzhou Tongjie Automotive Electronics Co., Ltd.	Entity which is under significant influence of the controlling shareholder of the Company
Hubei Dongjun Automotive Electronic Technology Co., Ltd. and its subsidiary	Entity which is under significant influence of the Company
Suzhou Photon-Matrix Optoelectronics Technology Co., Ltd	Entity which is under significant influence of the Company

(b)	Significant transactions with related parties:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues(i):
Sales of goods revenues	1,275,777	1,466,340	1,663,076
Automotive computing platform	1,231,429	1,410,566	1,651,512
SoC Core Modules	—	—	77
Automotive merchandise and other products	44,348	55,774	11,487
Software license revenues	18,168	24,788	133,450
Service revenues	444,709	532,625	721,206
Automotive computing platform – Design and development service	251,471	306,027	466,747
Connectivity service	172,490	187,781	212,406
Other services	20,748	38,817	42,053
Total	1,738,654	2,023,753	2,517,732

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Purchase of products and services (ii)	8,186	293,552	677,775
Rental of office space (ii)	3,391	1,093	6,395
Other income (ix)	—	—	22,846
Interest income on loans due from related parties (iv)	—	717	9,069
Interest expense on borrowings due to related parties (iii)	872	131	12,215
Loans to related parties (iv)	—	28,850	57,260
Repayment received of loans to related parties (iv)	—	—	29,360
Advances to Zhejiang Huanfu (iv)	103,024	19,806	—
Collection of advances to Zhejiang Huanfu (iv)	81,026	90,155	—
Repayment of borrowings from related parties (iii)	—	65,152	700,000
Borrowings from related parties (iii)	—	45,152	700,000
Transfer of property and equipment to Zhejiang Huanfu (v)	—	707	1,604
Financial support to Anhui Xinzhi (viii)	—	—	28,500

(c) Balances with related parties:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable – related parties, net (i)	768,747	835,320
Amounts due from related parties (ii)(iv)(ix)	41,298	911,729
Accounts payable – related parties (ii)	111,531	241,773
Amounts due to related parties (iii)(vi)(x)	106,825	42,843
Other non-current assets – related parties (vii)	1,929	213,695
(i)	The Group sold automotive computing platform products and provided related technology development services, merchandise and other products, connectivity service, software licenses and other consulting services to a number of related parties. Accounts receivable, net due from related parties arising from sales of products and provision of services were RMB768,747 and RMB835,320 as of December 31, 2021 and 2022, respectively. The balance as of December 31, 2021 was fully received in 2022. Of the balance as of December 31, 2022, RMB538,867 was subsequently received by March 2023.
(ii)	The Group purchased raw materials, technology development services and other consulting services from a number of related parties, of which, RMB747, RMB51,171 and RMB29,717 of purchase of raw materials were recorded as inventories as of December 31, 2020, 2021 and 2022, respectively, RMB6,073, RMB220,062 and RMB591,613 were recorded in cost of revenues for the years ended December 31, 2020, 2021 and 2022, respectively, RMB1,366, RMB23,412 and RMB62,840 were recorded in operating expenses for the years ended December 31, 2020, 2021 and 2022, respectively.

Accounts payable to related parties includes payables arising from purchase of raw materials and services of RMB111,531 and RMB241,773, amount due from related parties includes prepayments arising from purchase of raw materials and services of RMB41,298 and RMB29,595 as of December 31, 2021 and 2022, respectively.

The Group has rented office space from related parties, pursuant to which, the Group recorded rental expenses of RMB3,391, RMB1,093 and RMB6,395 in operating expenses during the years ended December 31, 2020, 2021 and 2022.

(iii)	On March 29, 2018, Hubei ECARX entered into an unsecured loan agreement with Geely Group in an amount of RMB20,000 with an interest rate of 4.35% per annum, which was repayable on demand. The loan has been fully repaid on February 25, 2021. On August 25, 2021, the Company entered into an unsecured loan agreement with the controlling shareholder of the Company to obtain a loan of US$7,000 (equivalent to RMB45,152), which was fully repaid on October 8, 2021.

On March 28, 2022, ECARX (Hubei) Tech entered into an unsecured loan agreement with Hubei Xingji Times Technology Co., Ltd. in an amount of RMB200,000 with an interest rate of 2.25% per annum, which was repaid at the maturity date on September 30, 2022. On June 27, 2022, ECARX (Hubei) Tech entered into an unsecured loan agreement with Geely in an amount of RMB500,000 with an interest rate of 4.35% per annum, which was repayable on December 26, 2022. RMB500,000 has been repaid on December 26, 2022.

Interest expenses on borrowings from related parties were RMB872, RMB131 and RMB12,215 for the years ended December 31, 2020, 2021 and 2022, respectively. The borrowings and the interest payable on borrowings from related parties was included in the amounts due to related parties and was RMB2,743 and RMB138,000 as of December 31, 2021 and 2022, respectively.

(iv)	In 2020 and 2021, the Group respectively paid advances of RMB103,024 and RMB19,806, and received collection of RMB81,026 and RMB90,155, from Zhejiang Huanfu. The payments were interest-free and due on demand. The amounts due from Zhejiang Huanfu as of December 31, 2020 was fully collected in 2021.

In 2021, the Group provided loans of RMB28,850 to related parties. Interest incomes on loans due from related parties were RMB717 for the year ended December 31, 2021.

In 2022, the Group provided loans of RMB57,260 to related parties, and received repayment of RMB29,360 from related parties. Interest incomes on loans due from related parties were nil, RMB717 and RMB9,069, respectively, in 2020, 2021 and 2022. As of December 31, 2022, loans and interest receivables due from related parties was RMB63,091.

As of December 31, 2022, the Group recorded amounts due from Volvo Cars for its disposal of Zenseact, an equity security. The consideration of the dispoal was US$115,000 (equivalent to RMB793,177) and the amount was settled in January 2023 (see Note 8); and the amounts due from Arteus Group Limited were GBP3,082 (equivalent to RMB25,866) (see below Note (ix)).

(v)

In October 2021, Hubei ECARX disposed certain property and equipment to Zhejiang Huanfu at RMB745 and recorded a gain of RMB38 as a result of the disposal. In February 2022, Hubei ECARX disposed certain property and equipment to Zhejiang Huanfu at RMB1,697 and recorded a gain of RMB93 as a result of the disposal.

(vi)

As disclosed in the Note 8, in July 2021, the Group acquired 34.61% equity interest of SiEngine from the controlling shareholder of the Company. As of December 31, 2021, the Group recorded the consideration of US$10,649 payable in amounts due to the controlling shareholder. The amounts were fully settled in January 2022.

(vii)

As of December 31, 2021, the Group recorded RMB1,929 in other non-current assets due from related parties, which included deposits and advances for purchase of long-term assets from such related parties; as of December 31, 2022, the balance of other non-current assets due from related parties also included the amounts due from its former VIE, Hubei ECARX in the amount of RMB213,695, which represented the net present value of a loan provided by the Group to Hubei ECARX with the principal of RMB252,287 and an effective annual interest rate of 5.0%.

(viii)

In February and March 2022, the Group provided cash in the amount of RMB28,500 to Anhui Xinzhi as financial support. The investment was derecognized as part of the Restructuring. See the Note 1(d) and Note 8 for details.

(ix)

Other income from related parties represents the amounts due from Arteus Group Limited for recharges of expenses including those in relation to management service, sharing of office space, consultancy and other expenses paid by the Group on behalf of Arteus Group Limited. The amounts were outstanding at December 31, 2022 and were fully settled in March 2023.

(x)

As a result of the purchase of technical services and logistics services from related parties in each of the reporting periods specified in the Note (ii), the Group recorded balances due to related parties of RMB36,186 and RMB29,043 as of December 31, 2021 and 2022, respectively.